Provisions (Details) - Schedule of Provisions - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Current
Current		$ 729,202	$ 656,267
Non-Current
Non-Current		19,503	13,753
Annual Leave [Member]
Current
Current	[1]	420,380	371,877
Long Service Leave [Member]
Current
Current	[1],[2]	308,822	284,390
Non-Current
Non-Current	[2]	$ 19,503	$ 13,753

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months